UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07680

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 05/31/06

Item 1. Schedule of Investments

Schedule of  INVESTMENTS May 31, 2006 (unaudited)

Minnesota Municipal Income Portfolio

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 129.3%
Authority Revenue - 1.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$ 1,000,000	$ 992,800

Economic Development Revenue - 1.3%
Marshall Health Care Facility, Weiner Medical Center Project (Callable 11/1/13 @ 100), 6.00%, 11/1/28	750,000	803,160

Education Revenue - 7.6%
Higher Education Facility, Augsburg College (Callable 5/1/14 @ 100), 5.00%, 5/1/23	500,000	507,060
Higher Education Facility, St. John’s University (Callable 10/1/15 @ 100), 5.00%,10/1/22	1,000,000	1,039,250
Higher Education Facility, University of St. Thomas (Callable 4/1/16 @ 100), 5.00%, 4/1/23	800,000	831,456
Higher Education Facility, University of St. Thomas (Prerefunded 4/1/08 @ 100), 5.38%, 4/1/18 (c)	1,050,000	1,080,838
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 @ 100), 5.50%, 10/1/24	1,210,000	1,249,252
		4,707,856
General Obligation - 11.6%
Delano Independent School District (FSA) (Crossover refunded 2/1/11 @ 100), 5.88%, 2/1/25 (c)	1,000,000	1,086,000
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC) (Callable 1/1/11 @ 100), 5.25%, 1/1/21	1,000,000	1,033,220
Sauk Rapids Independent School District (MBIA) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 (c)	3,500,000	3,795,365
St. Michael Independent School District (Callable 2/1/16 @ 100), 4.75%, 2/1/28	1,200,000	1,215,720
		7,130,305
Healthcare Revenue - 38.2%
Agriculture and Economic Development, Health Care System, Fairview Hospital (Callable 11/15/07 @ 102), 5.75%, 11/15/26	35,000	36,543
Cuyuna Range Hospital District (Callable 7/10/06 @ 102), 6.00%, 6/1/29	1,000,000	1,020,870
Cuyuna Range Hospital District (Callable 6/1/13 @101), 5.50%, 6/1/35	1,000,000	1,007,050
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital (Callable 2/15/14 @ 100), 5.25%, 2/15/33	1,500,000	1,526,505
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 6/15/06 @ 102), 6.50%, 12/1/25	530,000	541,188
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/13 @ 101), 5.00%, 4/1/20	500,000	506,130
5.00%, 4/1/25	1,000,000	1,004,040
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (c)	650,000	748,826
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 @ 101), 5.50%,12/1/25	680,000	699,183
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 @ 100), 5.75%, 11/15/32	3,000,000	3,168,450
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @101), 5.63%, 5/15/32 (c)	2,000,000	2,197,060
Monticello, Big Lake Community Hospital District (Callable 12/1/12 @ 100), 6.20%, 12/1/22	1,000,000	1,033,640
Pine City Health Care Revenue, North Branch (GNMA) (Callable 4/20/14 @100), 5.00%, 10/20/47	325,000	323,798
Shakopee Health Care Facility, St. Francis Regional Medical Center (Callable 9/1/14 @ 100), 5.25%, 9/1/34	1,000,000	1,021,600
St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA) (Callable 5/1/10 @ 101), 5.75%, 5/1/26	4,500,000	4,819,545
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 @ 100), 5.25%, 7/1/30	1,250,000	1,283,050
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project (Callable 11/15/15 @ 100), 6.00%, 11/15/30	550,000	591,453
St. Paul Port Authority Lease, HealthEast Midway Campus (Callable 5/1/15 @ 100), 5.75%, 5/1/25	100,000	101,738
5.88%, 5/1/30	500,000	507,070
6.00%, 5/1/30	900,000	914,220
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 @ 102), 6.00%, 7/1/34	500,000	526,605
		23,578,564

Housing Revenue - 15.0%
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments (Callable 11/1/07 @ 102), 6.25%, 5/1/18	500,000	513,700
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 @ 102), 5.60%, 7/20/28	400,000	409,248
Hope Multifamily Housing, North Ridge (FSA) (GNMA) (Prerefunded 7/1/16 @ 100), 6.05%, 1/1/17 (c)	440,000	449,258
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Callable 4/15/14 @ 100), 4.80%, 4/15/34	1,000,000	993,310
Moorhead Senior Housing Revenue, Sheyenne Crossing Project (Callable 4/1/14 @101), 5.65%, 4/1/41	800,000	784,640
Pine County Housing and Redevelopment Authority (Callable 2/1/16 @ 100), 5.00%, 2/1/31	1,000,000	997,120
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,050,600
State Housing and Finance Agency (Callable 7/10/06 @ 100), 5.95%, 1/1/17 (c)	1,695,000	1,696,831
State Housing and Redevelopment Authority, Goodhue County Apartments (Callable 1/1/10 @ 100), 6.63%, 1/1/24	345,000	354,180
		9,248,887

Leasing Revenue - 0.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Callable 2/1/14 @ 100), 5.13%, 2/1/24	250,000	257,390

Miscellaneous Revenue - 4.7%
New Minneapolis Revenue, University Gateway Project (Callable 12/1/14 @ 101), 4.50%, 12/1/31	3,000,000	2,872,680

Recreation Authority Revenue - 3.7%
Moorhead Golf Course (Callable 12/1/08 @ 100), 5.88%, 12/1/21	490,000	497,090
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (c)	900,000	989,937
St. Paul Recreational Facilities, Highland National Project (Callable 10/1/15 @ 100), 5.00%,10/1/25	750,000	776,543
		2,263,570

Tax Revenue - 1.5%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 2/1/14 @ 100), 5.65%, 2/1/27	450,000	450,293
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 @ 102), 5.75%, 2/1/27	500,000	503,650
		953,943
Transportation Revenue - 8.7%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/10 @ 101), 5.75%, 1/1/32 (c)	5,000,000	5,381,200

Utility Revenue - 33.4%
Municipal Power Agency Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/35	1,000,000	1,012,590
Princeton Public Utility System (Callable 4/1/12 @ 100), 4.25%, 4/1/16	190,000	185,733
Puerto Rico Electric Power Authority (Callable 7/1/15 @ 100), 5.00%, 7/1/24	1,000,000	1,045,250
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA),
5.16%, 1/1/19 (b)	10,000,000	5,600,900
4.50%, 1/1/21 (b)	5,000,000	2,525,050
5.08%, 1/1/23 (b)	5,000,000	2,284,350
4.90%, 1/1/24 (b)	13,500,000	5,883,165
4.71%, 1/1/25 (b)	5,000,000	2,074,650
		20,611,688

Water/Pollution Control Revenue - 1.6%
Cohasset Pollution Control, Allete Incorporated Project (Callable 7/1/14 @ 100), 4.95%, 7/1/22	1,000,000	1,008,710

Total Municipal Long-Term Securities
(cost $76,655,257)		79,810,753

Short-Term Investments - 19.7%

Municipal Variable Rate Short-Term Securities - 16.1%
Brown County Revenue, Martin Luther College, 3.43%, 9/1/24	2,400,000	2,400,000
Burnsville Revenue, YMCA Project, 3.43%, 8/1/16	2,480,000	2,480,000
Maple Grove Multifamily Revenue, 3.43%, 11/1/31	2,170,000	2,170,000
Mendota Heights Multifamily Housing Revenue, 3.43%, 11/1/31	1,800,000	1,800,000
Minneapolis Multifamily Revenue, Seven Corners Apartments Project, 3.43%, 10/1/31	300,000	300,000
St. Paul Housing and Redevelopment Authority, Cretin Derham Hall Project, 3.48%, 2/1/26	800,000	800,000
		9,950,000
Money Market Fund - 3.4%
Federated Minnesota Municipal Cash Trust	2,129,150	2,129,150

U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill, 4.60%, 7/20/06 (d)	120,000	119,242

Total Short-Term Investments
(cost $12,198,392)		12,198,392

Total Investments in Securities (e) - 149.0% (cost $88,853,649)		$ 92,009,145

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

As of May 31, 2006, the fund had no fair valued securities.
(b)	The interest rate shown is the effective yield on the date of purchase.
(c)

Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(d)	Yield shown is effective yield on the date of purchase.
(e)

On May 31, 2006, the cost of investments in securities for federal income tax purposes was $88,853,649. There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$3,397,856
Gross unrealized depreciation	(242,360)
Net unrealized appreciation	$3,155,496

Portfolio abbreviations and definitions:

AMT-Alternative Minimum Tax. As of May 31, 2006, the aggregate market value of securities subject to the AMT is $5,077,130, which represents 8.2% of net assets applicable to common shares
FGIC---Financial Guaranty Insurance Corporation
FNMA---Federal National Mortgage Association
FSA---Financial Security Assurance
GNMA----Government National Mortgage Association
MBIA-Municipal Bond Insurance Association

.

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006